Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Current assets [Abstract]
Cash at bank	$ 40,661	$ 109,970
Other current provisions	$ 1,258	$ 0